Operating Segmentation	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Operating Segmentation
Note 11: Operating Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. Our operating groups are Personal and Commercial Banking (P&C) (comprised of Canadian Personal and Commercial Banking (Canadian P&C) and U.S. Personal and Commercial Banking (U.S. P&C)), BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM), along with a Corporate Services unit.
For additional information refer to Note 25 of our annual consolidated financial statements for the year ended October 31, 2022.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended January 31, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	2,030	1,489	313	719	(530)	4,021
Non-interest revenue	599	302	2,191	999	(1,642)	2,449
Total Revenue	2,629	1,791	2,504	1,718	(2,172)	6,470
Provision for (recovery of) credit losses on impaired loans	154	48	1	(3)	(4)	196
Provision for (recovery of) credit losses on performing loans	10	14	5	(7)	(1)	21
Total provision for (recovery of) credit losses	164	62	6	(10)	(5)	217
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,193	-	-	1,193
Depreciation and amortization	132	107	68	78	-	385
Non-interest expense	985	726	878	1,013	434	4,036
Income (loss) before taxes	1,348	896	359	637	(2,601)	639
Provision for (recovery of) income taxes	368	198	82	134	(390)	392
Reported net income (loss)	980	698	277	503	(2,211)	247
Average assets (3)	312,216	157,758	53,225	424,503	225,916	1,173,618

For the three months ended January 31, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,787	1,156	272	924	(120)	4,019
Non-interest revenue	620	363	1,133	1,015	573	3,704
Total Revenue	2,407	1,519	1,405	1,939	453	7,723
Provision for (recovery of) credit losses on impaired loans	100	3	-	(16)	(1)	86
Provision for (recovery of) credit losses on performing loans	(76)	(77)	4	(35)	(1)	(185)
Total provision for (recovery of) credit losses	24	(74)	4	(51)	(2)	(99)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	81	-	-	81
Depreciation and amortization	125	107	66	75	-	373
Non-interest expense	899	605	842	966	161	3,473
Income before taxes	1,359	881	412	949	294	3,895
Provision fo r income taxes	355	200	97	244	66	962
Reported net income	1,004	681	315	705	228	2,933
Average assets (3)	278,523	138,735	49,504	393,312	195,822	1,055,896

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three months ended January 31, 2023 are $1,078,963 million, including
$298,149
million for Canadian P&C,
$150,527
million for U.S. P&C, and
$630,287
 million for
all other operating segments including Corporate Services (for three months ended January 31, 2022 - Total: $972,687 million, Canadian
P&C:
$264,764
 million, U.S. P&C:
$131,569
 million and all other operating segments:
$576,354
 million).

Certain comparative figures have been reclassified to conform with the current period’s presentation.